Fair Value Measurements (Schedule of Fair Value of Assets and Liabilities) (Details) - Estimate of Fair Value Measurement [Member] - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	$ 373.7	$ 318.5
Total Liabilities at Fair Value	95.3	124.3
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	0.0	0.0
Total Liabilities at Fair Value	0.0	0.0
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	373.7	318.5
Total Liabilities at Fair Value	95.3	124.3
Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total Assets at Fair Value	0.0	0.0
Total Liabilities at Fair Value	0.0	0.0
Interest rate management contract [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	179.9	171.8
Derivative liabilities	12.7	0.8
Interest rate management contract [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	0.0	0.0
Derivative liabilities	0.0	0.0
Interest rate management contract [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	179.9	171.8
Derivative liabilities	12.7	0.8
Interest rate management contract [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	0.0	0.0
Derivative liabilities	0.0	0.0
Forward Exchange Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	193.8	146.7
Derivative liabilities	82.6	123.5
Forward Exchange Contracts [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	0.0	0.0
Derivative liabilities	0.0	0.0
Forward Exchange Contracts [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	193.8	146.7
Derivative liabilities	82.6	123.5
Forward Exchange Contracts [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	0.0	0.0
Derivative liabilities	$ 0.0	$ 0.0